Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2021 - Additional Information (Detail) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Disclosure of Expected Impact of Initial Application of New Standards or Interpretations [abstract]
Reclassification Of Convertible Bonds Current As Non current	¥ 4,984